UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21137

        Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
March 31, 2005

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 69.8% (49.2% of Total Investments)
	Auto Components - 0.1%
136,022	Delphi Trust I		8.250%	Ba3	B+	$ 2,530,009

	Automobiles - 0.1%
2,300	Daimler Chrysler, Series DCX (CORTS)		7.500%	A3	BBB	56,672
2,400	Daimler Chrysler, Series DCX (CORTS)		8.250%	A3	BBB	60,000
3,000	Daimler Chrysler, Series DCX (CORTS)		6.875%	A3	BBB	75,150
3,400	Daimler Chrysler AG (CORTS)		7.875%	A3	BBB	85,476
23,300	Daimler Chrysler Corp. (PPLUS)		7.250%	A3	BBB	589,490
14,500	Ford Motor Company		0.000%	Baa1	BBB-	344,520
38,000	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	927,580

	Capital Markets - 5.4%
339,000	BCH Capital Ltd., Series B		9.430%	A2	BBB+	8,624,160
101,400	Bear Stearns Capital Trust III		7.800%	A2	BBB	2,634,372
19,300	BNY Capital Trust IV, Series E		6.875%	A1	A-	486,167
46,800	BNY Capital Trust V, Series F		5.950%	A1	A-	1,146,600
304,100	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	7,769,755
383,825	Compass Capital Trust III		7.350%	A3	BBB-	9,914,200
25,800	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	673,380
63,300	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	1,633,140
31,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	880,939
366,000	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	9,519,660
323,400	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	7,945,938
102,900	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	2,532,369
37,800	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	910,980
42,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	NR	BBB+	2,184,000
176,100	Merrill Lynch Capital Trust		7.000%	A1	A-	4,525,770
103,500	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	2,704,455
89,500	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	2,313,575
152,800	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	4,011,000
53,700	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,358,610
166,508	Morgan Stanley Capital Trust II		7.250%	A1	A-	4,297,571
457,500	Morgan Stanley Capital Trust III		6.250%	A1	A-	11,249,925
380,000	Morgan Stanley Capital Trust IV		6.250%	A1	A-	9,359,400
21,300	Morgan Stanley Capital Trust V		5.750%	A1	A+	489,474
2,000	PreferredPlus Trust, Series GSG-1		6.000%	Aa3	A+	47,200
17,000	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	501,585
3,000	UBS Preferred Funding Trust III		7.250%	A1	AA-	77,100

	Commercial Banks - 8.3%
119,000	ABN AMRO Capital Fund Trust V		5.900%	A2	A	2,817,920
152,060	ASBC Capital I		7.625%	Baa1	BBB-	3,983,972
135,900	BAC Capital Trust I		7.000%	Aa3	A	3,492,630
168,500	BAC Capital Trust II		7.000%	Aa3	A	4,352,355
218,300	BAC Capital Trust III		7.000%	Aa3	A	5,673,617
44,100	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,183,812
82,100	BancWest Capital I		9.500%	A3	A-	2,142,810
731,000	Banesto Holdings, Series A, 144A		10.500%	A2	NR	22,295,500
85,800	Bank One Capital II		8.500%	A1	A-	2,198,196
198,500	Bank One Capital Trust VI		7.200%	A1	A-	5,141,150
47,400	Bank One Capital V		8.000%	A1	A-	1,232,400
57,900	BankNorth Capital Trust II		8.000%	A3	BB+	1,503,663
121,500	Chittenden Capital Trust I		8.000%	Baa1	BB+	3,156,570
225,500	Cobank ABC, 144A (a)		7.000%	NR	NR	12,050,946
245,500	Comerical Capital Trust I		7.600%	A3	BBB+	6,297,075
35,400	KeyCorp (PCARS)		7.500%	A3	NR	934,914
32,100	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	825,291
91,300	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	2,384,756
242,700	National Commerce Capital Trust II		7.700%	A1	A-	6,312,627
112,200	National Westminster Bank plc, Series A		7.875%	Aa2	A+	2,881,296
40,100	Regions Finance Trust I		8.000%	A2	BBB+	1,030,971
139,600	SunTrust Capital Trust IV		7.125%	A1	A-	3,554,216
110,200	SunTrust Capital Trust V		7.050%	A1	A-	2,817,814
684,000	USB Capital Trust III		7.750%	Aa3	A-	17,818,200
247,200	USB Capital Trust IV		7.350%	Aa3	A-	6,439,560
116,800	USB Capital Trust V		7.250%	Aa3	A-	2,990,080
90,900	VNB Capital Trust I		7.750%	Baa1	BBB	2,352,492
42,400	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	1,094,344
14,900	Wells Fargo Capital Trust IX		5.625%	Aa2	A	349,256
26,900	Wells Fargo Capital Trust IV		7.000%	Aa2	A	692,675
195,200	Wells Fargo Capital Trust V		7.000%	Aa2	A	4,997,120
40,100	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	1,023,352
21,800	Wells Fargo Capital Trust VII		5.850%	Aa2	A	527,124
539,200	Zions Capital Trust B		8.000%	Baa1	BB+	14,240,272

	Computers & Peripherals - 0.0%
4,400	IBM Inc. (CORTS)		7.125%	A1	A+	114,532

	Consumer Finance - 2.2%
528,700	Household Capital Trust V, Series X		10.000%	A2	BBB+	13,376,110
620,196	Household Capital Trust VI		8.250%	A2	BBB+	16,205,721
66,100	Household Capital Trust VII		7.500%	A2	BBB+	1,718,600
360,600	HSBC Finance Corporation		6.875%	A1	A	9,418,872

	Diversified Financial Services - 7.2%
75,800	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	1,940,480
73,800	Chase Capital Trust VIII, Series H		8.300%	A1	A-	1,895,184
34,600	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	943,888
1,800	Citigroup Capital Trust IX		6.000%	Aa2	A	43,902
375,900	Citigroup Capital Trust VII		7.125%	Aa2	A	9,690,702
444,900	Citigroup Capital Trust VIII		6.950%	Aa2	A	11,389,440
36,900	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	1,909,575
39,000	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,047,500
300,000	General Electric Capital Corporation		6.100%	Aaa	AAA	7,572,000
199,700	General Electric Capital Corporation		6.625%	Aaa	AAA	5,154,257
3,600	Goldman Sachs Capital I (CORTS)		6.000%	A1	A-	83,700
63,600	ING Capital Funding Trust II		9.200%	A2	A-	1,612,260
1,415,455	ING Group NV		7.050%	NR	A-	36,320,575
1,510,100	ING Group NV		7.200%	A2	A-	39,020,984
11,000	ING Group NV		6.200%	A2	A-	271,150
5,800	JP Morgan Chase Capital XII Trust		6.250%	A1	A-	144,130
89,600	JPM Capital Trust (CORTS)		7.200%	A2	A-	2,290,176
3,000	JPMorgan Chase & Company (PCARS)		7.125%	A2	A-	77,115
10,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	A-	273,745
154,500	JPMorgan Chase Capital Trust X		7.000%	A1	NR	3,986,100
11,000	JPMorgan Chase Capital Trust XI		5.875%	A1	A-	259,050
51,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,314,304
117,500	Merrill Lynch Capital Trust II		8.000%	A1	A-	3,111,400

	Diversified Telecommunication Services - 0.3%
18,800	BellSouth Corporation		7.125%	Aa2	A	487,860
2,300	BellSouth Capital Funding (CORTS)		7.100%	A1	A	58,926
4,800	BellSouth Corporation, Series BLS (CORTS)		7.000%	Aa2	A	124,800
11,000	BellSouth Inc. (CORTS)		7.000%	A2	A	284,900
14,100	BellSouth Telecommunications (PPLUS)		7.300%	Aa3	A	361,242
56,100	SBC Communications Inc.		7.000%	A2	A	1,428,867
30,000	Verizon Communications (CORTS)		7.625%	A2	A+	807,000
6,600	Verizon Communications (CORTS)		7.375%	A2	A+	173,250
64,900	Verizon Global Funding Corporation (SATURNS)		7.500%	A2	A+	1,734,128
5,500	Verizon New England Inc., Series B		7.000%	A2	NR	141,790
5,500	Verizon South Inc., Series F		7.000%	A2	A+	140,030

	Electric Utilities - 5.0%
189,500	Alabama Power Company (a)		5.830%	Baa1	BBB+	4,652,225
17,200	Consolidated Edison Company of New York Inc.		7.500%	A1	A	443,072
27,400	DTE Energy Trust I		7.800%	Baa3	BB+	731,306
5,500	Entergy Arkansas Inc.		6.700%	Aaa	AAA	143,770
49,000	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,278,900
1,299,000	Entergy Mississippi Inc.		7.250%	Baa2	A-	33,981,840
3,000	Georgia Power Capital Trust V		7.125%	A3	BBB+	77,400
1,500	Georgia Power Capital Trust VII		5.875%	A3	BBB+	36,540
28,800	Georgia Power Company		5.700%	Aaa	AAA	704,160
941,500	Interstate Power and Light Company, Series B (a)		8.375%	Baa3	BBB-	32,481,750
1,400	National Rural Utilities Cooperative Finance Corporation		7.400%	A3	BBB+	36,526
20,000	National Rural Utilities Cooperative Finance Corporation		6.100%	A3	BBB+	481,600
269,400	National Rural Utilities Cooperative Finance Corporation		5.950%	A3	BBB+	6,258,162
51,500	Public Service Company of Oklahoma, Series B		6.000%	Aaa	AAA	1,295,225
56,700	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	1,397,655
256,000	Virginia Power Capital Trust		7.375%	Baa1	BBB-	6,694,400

	Food Products - 0.7%
125,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	BBB-	13,140,625

	Gas Utilities - 0.1%
53,500	AGL Capital Trust II		8.000%	Baa2	BBB	1,388,860

	Health Care Providers & Services - 0.1%
62,900	Aetna Incorporated		8.500%	Baa1	BBB+	1,641,690

	Industrial Conglomerates - 0.0%
5,000	General Electric Company, Series GE (CORTS)		6.800%	Aaa	AAA	127,400

	Insurance - 12.8%
972,600	Ace Ltd., Series C		7.800%	Baa2	BBB-	25,297,326
2,700	AMBAC Financial Group Inc.		7.000%	Aa2	AA	69,093
31,500	AMBAC Financial Group Inc.		5.950%	Aa2	AA	777,735
36,900	American General Capital III		8.050%	Aa2	AA-	942,795
473,057	Delphi Financial Group Inc.		8.000%	Baa3	BBB	12,266,368
2,639,100	EverestRe Group Limited		7.850%	Baa1	BBB	68,616,600
43,400	Financial Security Assurance Holdings		6.875%	Aa2	AA	1,106,700
693,000	Financial Security Assurance Holdings		6.250%	Aa2	AA	17,463,600
292,400	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	7,500,060
70,100	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,812,085
83,600	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,146,848
34,100	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	861,366
24,200	MBIA Inc.		8.000%	Aa2	AA	621,940
7,500	Metlife Inc.		5.875%	A2	A	180,450
274,681	PartnerRe Limited		7.900%	A3	BBB+	7,133,466
609,120	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	15,228,000
21,600	PartnerRe Limited, Series D		6.500%	Aa1	BBB+	533,520
108,700	PLC Capital Trust III		7.500%	Baa1	BBB+	2,806,634
441,940	PLC Capital Trust IV		7.250%	Baa1	BBB+	11,490,440
11,700	PLC Capital Trust V		6.125%	Baa1	BBB+	284,310
218,000	Prudential plc		6.750%	Baa1	A	5,545,920
314,260	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	8,195,901
142,200	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	3,668,760
6,200	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	146,320
78,900	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	2,087,694
60,200	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	1,574,230
3,100	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	82,708
79,200	Torchmark Capital Trust I		7.750%	Baa1	A-	2,058,408
17,900	W.R. Berkley (CORTS)		8.250%	Baa3	BBB-	463,789
8,200	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)		8.125%	Baa3	BBB-	85,977
565,200	XL Capital Ltd., Series A		8.000%	Baa1	BBB+	14,921,280
546,517	XL Capital Ltd., Series B		7.625%	Baa1	BBB+	14,209,442

	IT Services - 0.0%
6,300	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	165,060

	Media - 0.1%
4,400	The Walt Disney Company		7.000%	Baa1	BBB+	113,520
96,300	Viacom Inc.		7.300%	A3	A-	2,445,057

	Multi-Utilities & Unregulated Power - 0.4%
98,600	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,573,460
46,300	Dominion Resources Capital Trust II		8.400%	Baa2	BBB-	1,203,337
112,400	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,944,880

	Oil & Gas - 1.5%
909,511	Nexen Inc.		7.350%	Baa3	BB+	23,610,906
151,900	TransCanada Pipeline		8.250%	A3	BBB	3,919,020

	Pharmaceuticals - 0.0%
14,600	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	372,300

	Real Estate - 19.4%
93,800	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	2,575,748
15,500	BRE Properties, Series B		8.080%	Baa3	BBB-	400,055
356,900	BRE Properties, Series C		6.750%	Baa3	BBB-	8,833,275
183,500	BRE Properties, Series D		6.750%	Baa3	BBB-	4,416,845
1,002,995	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	25,837,151
1,100	Developers Diversified Realty Corporation		7.500%	Ba1	BBB-	27,731
103,800	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	2,728,902
489,800	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	12,651,534
115,200	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	2,899,584
296,700	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	7,111,899
5,600	Duke-Weeks Realty Corporation		6.625%	Baa2	BBB	136,248
200,650	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	BBB	10,264,512
38,600	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	988,932
331,600	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	8,472,380
88,800	Equity Residential Properties Trust		9.125%	Baa2	BBB	2,262,624
40,000	Equity Residential Properties Trust, Series C		9.125%	Baa2	BBB	1,040,800
63,250	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	1,672,963
48,924	Equity Residential Properties Trust, Series N		6.480%	Baa2	BBB	1,182,982
329,500	Federal Realty Investment Trust		8.500%	Baa3	BBB-	8,731,750
8,600	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	BBB-	491,505
16,800	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	421,008
209,300	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	5,481,567
1,542,125	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	41,221,001
153,000	Kimco Realty Corporation, Series F		6.650%	Baa2	BBB+	3,825,000
147,350	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	7,376,709
768,000	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	20,075,520
1,700	Prologis Trust, Series F		6.750%	Baa2	BBB	42,245
97,728	Prologis Trust, Series G		6.750%	Baa2	BBB	2,443,200
734,970	PS Business Parks Inc.		7.000%	Ba1	BBB-	17,845,072
107,600	PS Business Parks Inc., Series I		6.875%	Ba1	BBB-	2,492,016
401,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	10,069,110
4,100	Public Storage Inc.		7.125%	Baa2	BBB+	104,755
6,800	Public Storage Inc.		6.125%	Baa2	BBB+	161,500
230,500	Public Storage Inc., Series C		6.600%	Baa2	BBB+	5,670,300
3,000	Public Storage Inc., Series D		6.180%	Baa2	BBB+	68,430
13,000	Public Storage Inc., Series F		9.750%	Baa2	BBB+	326,430
86,300	Public Storage Inc., Series Q		8.600%	Baa2	BBB+	2,217,910
224,595	Public Storage Inc., Series R		8.000%	Baa2	BBB+	5,796,797
43,600	Public Storage Inc., Series S		7.875%	Baa2	BBB+	1,117,468
99,565	Public Storage Inc., Series T		7.625%	Baa2	BBB+	2,539,903
100,400	Public Storage Inc., Series U		7.625%	Baa2	BBB+	2,545,140
148,000	Public Storage Inc., Series V		7.500%	Baa2	BBB+	3,793,240
4,000	Public Storage Inc., Series X		6.450%	Baa2	BBB+	96,800
32,900	Public Storage Inc., Series Z		6.250%	Baa2	BBB+	788,613
160,000	Realty Income Corporation		7.375%	Baa3	BBB-	4,166,400
302,000	Regency Centers Corporation		7.450%	Baa3	BBB-	7,595,300
154,600	Regency Centers Corporation		7.250%	Baa3	BBB-	3,888,190
34,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	899,070
326,041	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	17,312,777
208,440	Vornado Realty Trust		6.625%	Baa3	BBB-	4,960,872
2,461,900	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	68,933,200
156,500	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	3,976,665

	Specialty Retail - 0.0%
22,800	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	592,800

	Thrifts & Mortgage Finance - 3.9%
1,200	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	31,800
1,043,000	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	26,200,160
384,900	Fannie Mae (a)		0.000%	Aa3	AA-	21,386,006
70,200	Fannie Mae (a)		5.125%	Aa3	AA-	2,932,254
83,500	Fannie Mae (a)		3.780%	Aa3	AA-	4,180,845
45,000	Fannie Mae (a)		5.810%	Aa3	AA-	2,133,000
141,700	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	7,092,085
21,700	Federal Home Loan Mortgage Corporation (a)		1.140%	Aa3	AA-	922,250
68,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	2,975,000
67,600	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	2,842,580
	Wireless Telecommunication Services - 2.2%
157,500	Telephone and Data Systems Inc.		7.600%	Baa1	A-	4,028,850
1,318,300	United States Cellular Corporation		8.750%	Baa1	A-	35,870,943

	Total $25 Par (or similar) Securities (cost $1,231,369,642)					1,267,866,055

	CONVERTIBLE PREFERRED SECURITIES - 4.5% (3.2% of Total Investments)
	Diversified Financial Services - 0.5%
210,000	Citigroup Global Markets		2.000%	Aa1	AA-	8,554,350

	Electric Utilities - 0.4%
126,500	FPL Group Inc.		8.000%	NR	A-	7,844,265

	Food & Staples Retailing - 0.6%
511,790	Albertson's, Inc.		7.250%	Baa2	BBB	11,576,690

	Health Care Equipment & Supplies - 0.4%
128,600	Baxter International Inc.		7.000%	Baa1	NR	6,925,110

	Insurance - 0.2%
118,000	XL Capital Ltd.		6.500%	A2	A	2,826,100

	Multi-Utilities & Unregulated Power - 2.2%
468,500	Dominion Resources Inc.		8.750%	Baa1	BBB+	26,273,480
190,144	Public Service Enterprise Group		10.250%	Baa3	BBB-	13,291,066

	Thrifts & Mortgage Finance - 0.2%
172,300	PMI Group Inc.		5.875%	A1	A	4,186,890

	Total Convertible Preferred Securities (cost $69,975,882)					81,477,951

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 62.0% (43.7% of Total Investments)
	Capital Markets - 9.5%
5,000	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	A3	A-	5,387,290
15,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	16,642,725
1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	1,602,965
4,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	4,402,968
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,156,102
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	544,962
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	5,144,625
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	19,041,006
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	5,599,637
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	A-	21,505,630
7,300	Goldman Sachs Group Inc.	6.345%	2/15/34	A1	A-	7,506,707
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	BBB+	26,967,475
25,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	A-	26,868,575
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	A	3,485,553
21,000	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	24,798,249

	Commercial Banks - 28.3%
19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	19,692,569
55,750	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	78,665,201
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	7,455,824
6,500	Bank One Capital III	8.750%	9/01/30	A1	A-	8,771,575
26,355	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A	29,114,527
3,031	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A	3,243,064
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	5,445,010
36,000	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	42,588,936
5,300	Barnett Capital I	8.060%	12/01/26	Aa3	A	5,757,931
2,229	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A	2,425,237
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	4,196,377
5,000	FBS Capital Trust I	8.090%	11/15/26	Aa3	A-	5,373,705
3,500	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	3,768,727
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,644,377
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,662,519
22,080	Fleet Capital Trust II	7.920%	12/11/26	Aa3	A	23,831,010
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	2,898,067
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	9,630,500
32,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	38,460,576
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	9,670,096
2,500	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,730,813
13,500	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	13,851,257
19,500	NB Capital Trust II	7.830%	12/15/26	Aa3	A	20,589,485
14,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	16,278,276
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	2,188,500
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	8,861,712
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	2,196,686
33,085	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	35,437,377
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,114,456
11,600	RBS Capital Trust B	6.800%	12/31/49	A1	A	11,795,924
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	8,923,672
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	536,788
17,500	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	20,704,005
2,150	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	2,649,890
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	5,022,080
9,000	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	NR	9,879,480
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	8,149,583
240	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	25,935,000
1,000	Wells Fargo Capital I	7.960%	12/15/26	Aa2	A	1,095,359
10,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	10,883,060

	Diversified Financial Services - 5.5%
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	2,825,702
1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,200,225
8,750	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	9,406,705
44,010	HBOS Capital Funding LP, Notes	6.850%	3/01/49	A1	A	44,899,442
3,600	JPM Capital Trust I	7.540%	1/15/27	A1	A-	3,882,269
22,085	JPM Capital Trust II	7.950%	2/01/27	A1	A-	23,785,920
13,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	NR	14,259,305

	Diversified Telecommunication Services - 3.3%
45,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	59,800,703

	Insurance - 11.1%
14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	19,571,982
2,000	Allstate Financing II	7.830%	12/01/45	A2	A-	2,125,814
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa2	AA-	35,768,152
10,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	10,369,270
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	1,990,030
6,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	6,298,920
10,250	Prudential plc	6.500%	6/29/49	Baa1	A	10,004,256
10,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	10,947,700
51,700	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	56,830,967
43,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	47,034,389

	Oil & Gas - 1.1%
10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	12,415,895
7,355	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	7,852,007

	Thrifts & Mortgage Finance - 3.2%
8,595	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	8,880,870
18,460	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa1	BBB+	22,440,179
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	13,254,063
13,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	14,211,962

	Total Capital Preferred Securities (cost $1,063,352,145)					1,125,830,427

	CORPORATE BONDS - 3.6% (2.5% of Total Investments)
	Automobiles - 3.6%
21,500	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	18,244,255
7,525	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	7,627,475
4,000	Ford Motor Company	7.450%	7/16/31	Baa1	BBB-	3,628,120
40,700	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	Baa2	BBB-	35,532,154
223	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa3	BBB-	191,290

	Total Corporate Bonds (cost $66,081,961)					65,223,294

	Repurchase Agreements - 2.1% (1.4% of Total Investments)
$37,296	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price
	$37,298,319, collateralized by $29,710,000 U.S. Treasury Bonds, 7.500%,					37,295,833
	due 11/15/16, value $38,044,279

	Total Repurchase Agreements (cost $37,295,833)					37,295,833

	Total Investments (cost $2,468,075,463) - 142.0%					2,577,693,560

	Other Assets Less Liabilities - 2.1%					37,908,850

	FundPreferred Shares, at Liquidation Value - (44.1) %					(800,000,000)

	Net Assets Applicable to Common Shares - 100%					$1,815,602,410

Interest Rate Swap Contracts outstanding at March 31, 2005:

					Unrealized
	Notional			Termination	Appreciation
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

Citibank, N.A.	$200,000,000	2.6300%	2.7456%	11/06/05	$ 1,011,762
Citibank, N.A.	200,000,000	3.3750	2.7456	11/06/07	4,154,715
Citibank, N.A.	200,000,000	3.9100	2.7456	11/06/09	4,599,894

					$9,766,371

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings: Below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Inter-bank Offered Rate).
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certian securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $2,469,928,129.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$131,732,110
	Depreciation	(23,966,679)

	Net unrealized appreciation of investments	$107,765,431

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.